RESEARCH TAX CREDIT	3 Months Ended
Mar. 31, 2015
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]
3. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the three month period ended March 31, 2015, the credit amounted to $660,000 compared to $1,438,000 for the three month period ended March 31, 2014. The decrease reflects the reduction in R&D spending that is deemed eligible for the R&D tax credit in France.